Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Funds payable to financial institution partners	[1]	¥ 326,914		¥ 225,031
Accrued marketing expense		133,399		134,743
Accrued collection service fee		41,654		36,943
Accrued technical services expense		25,988		16,930
Accrued payment channel expenses		21,055		13,212
Accrued professional service fee		25,074		25,503
Others		64,748		56,640
Total accrued expenses and other liabilities		¥ 638,832	$ 100,247	¥ 509,002

[1]	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.